Consolidated Statements of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	₽ (56,777)	₽ (22,034)	₽ (19,579)
Adjusted for:
Depreciation and amortization of non-current assets	9,880	4,963	2,590
Interest expense	5,802	2,115	980
Interest income	(1,484)	(311)	(179)
Foreign currency exchange loss/(gain), net	108	1,984	213
Net gain from revaluation of conversion options and other financial instruments	(6,341)	0	0
Write-downs and losses of inventories	3,317	482	1,217
Loss on disposal of non-current assets	33	35	7
Share of profit of an associate	(197)	(112)	(54)
Changes in allowances on accounts receivable and advances paid	(19)	131	169
Forgiveness of lease payments	0	(21)	0
Share-based compensation expense	7,820	644	190
Movements in working capital:
Changes in inventories	(14,278)	(5,005)	(5,577)
Changes in accounts receivable	(3,125)	(482)	(1,146)
Changes in advances paid and other assets	(7,042)	(481)	(2,089)
Changes in trade accounts payable	44,538	20,885	8,776
Changes in other liabilities	8,773	5,202	1,051
Cash (used in) / generated from operations	(8,992)	7,995	(13,431)
Interest paid	(4,485)	(1,356)	(876)
Income tax paid	(149)	(69)	(5)
Net cash (used in) / generated from operating activities	(13,626)	6,570	(14,312)
Cash flows from investing activities
Purchase of property, plant and equipment	(18,680)	(6,714)	(4,742)
Purchase of intangible assets	(661)	(126)	(26)
Placement of bank deposits	(17,200)	0	0
Interest received	1,267	260	158
Dividends received from an associate	211	0	71
Issuance of loans	(340)	0	0
Net cash used in investing activities	(35,403)	(6,580)	(4,539)
Cash flows from financing activities
Convertible loans issue proceeds	0	6,171	20,099
Proceeds from issue of ordinary shares	0	90,480	0
Convertible bonds issue proceeds	54,499	0	0
Proceeds from exercise of a share option	313	0	0
Proceeds from borrowings	10,371	8,711	413
Repayment of borrowings	(6,522)	(499)	(310)
Payment of principal portion of lease liabilities	(4,769)	(2,296)	(867)
Net cash generated from financing activities	53,892	102,567	19,335
Net increase / (decrease) in cash and cash equivalents	4,863	102,557	484
Cash and cash equivalents at the beginning of the period	103,702	2,994	2,684
Effects of exchange rate changes on the balance of cash held in foreign currencies	(528)	(1,849)	(174)
Cash and cash equivalents at the end of the period	₽ 108,037	₽ 103,702	₽ 2,994